CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net income	¥ 500,235	¥ 881,156	¥ 648,957
Other comprehensive income (loss), net of tax:
Unrealized net gains (losses) on available-for-sale securities, net of tax (Note 3)	137,128	368,896	105,285
Foreign currency translation adjustments, net of tax	76,104	87,651	(7,814)
Pension liability adjustments, net of tax (Note 20)	136,942	78,676	39,687
Total other comprehensive income (loss), net of tax	350,174	535,223	137,158
Total comprehensive income	850,409	1,416,379	786,115
Less: Total comprehensive income (loss) attributable to noncontrolling interests	12,045	8,558	(10,570)
Total comprehensive income attributable to MHFG shareholders	¥ 838,364	¥ 1,407,821	¥ 796,685